Investments in Associates 4 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Book value		₩ 5,844,464		₩ 5,232,373		₩ 4,250,787
Korea Gas Corporation
Disclosure of associates [line items]
Net assets		₩ 10,410,740		₩ 9,119,335
Effective percentage of ownership		20.47%		20.47%
Share in net assets		₩ 2,131,078		₩ 1,866,728
Investment differential		0		0
Intercompany transaction		0		0
Others		(45,782)		(51,215)
Book value		2,085,296		1,815,513	[1]	1,647,325
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 107,166		₩ 84,885
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 31,078		₩ 24,617
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		31,078		24,617		25,630
YTN Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 256,791		₩ 241,863
Effective percentage of ownership		21.43%		21.43%
Share in net assets		₩ 55,027		₩ 51,828
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		55,027	[2]	51,828		40,549
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 80,729		₩ 70,032
Effective percentage of ownership		15.00%		15.00%
Share in net assets		₩ 12,109		₩ 10,505
Investment differential		49		49
Intercompany transaction		0		0
Others		0		0
Book value		12,158	[3]	10,554	[4]	11,443
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 413,072		₩ 420,533
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 119,791		₩ 121,955
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		119,791		121,955		132,774
Korea Power Exchange
Disclosure of associates [line items]
Net assets		₩ 275,126		₩ 269,728
Effective percentage of ownership		100.00%		100.00%
Share in net assets		₩ 275,126		₩ 269,728
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		275,126	[5]	269,728	[6]	269,122
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 24,168		₩ 27,199
Effective percentage of ownership		60.00%		25.00%
Share in net assets		₩ 14,501		₩ 6,800
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		14,501	[7]	6,800		6,392
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 15,327		₩ 13,426
Effective percentage of ownership		67.25%		25.00%
Share in net assets		₩ 10,307		₩ 3,357
Investment differential		0		0
Intercompany transaction		0		0
Others		2,742		0
Book value		13,049	[7]	3,357		3,087
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 21,644
Effective percentage of ownership				25.00%
Share in net assets				₩ 5,411
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		5,411		5,027
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 402,140		₩ 281,005
Effective percentage of ownership		6.85%		9.34%
Share in net assets		₩ 27,547		₩ 26,246
Investment differential		0		0
Intercompany transaction		0		0
Others		(820)		(820)
Book value		26,727	[3]	25,426	[4]	26,353
Changjuk Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets				₩ 27,849
Effective percentage of ownership				30.00%
Share in net assets				₩ 8,355
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		8,355		7,867
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,679		₩ 8,436
Effective percentage of ownership		27.00%		27.00%
Share in net assets		₩ 2,883		₩ 2,278
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,883		2,278		2,436
SPC Power Corporation
Disclosure of associates [line items]
Net assets		₩ 228,534		₩ 223,523
Effective percentage of ownership		38.00%		38.00%
Share in net assets		₩ 86,843		₩ 84,939
Investment differential		0		0
Intercompany transaction		0		0
Others		(15,975)		(19,893)
Book value		70,868	[8]	65,046		69,912
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,335,997		₩ 2,175,169
Effective percentage of ownership		34.00%		34.00%
Share in net assets		₩ 794,239		₩ 739,557
Investment differential		0		0
Intercompany transaction		0		0
Others		(215,418)		(144,339)
Book value		578,821		595,218		679,708
PT. Cirebon Electric Power
Disclosure of associates [line items]
Net assets		₩ 491,324		₩ 443,525
Effective percentage of ownership		27.50%		27.50%
Share in net assets		₩ 135,114		₩ 121,969
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		135,114		121,969		117,811
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (83,483)		₩ (78,029)
Effective percentage of ownership		14.63%		14.63%
Share in net assets		₩ (12,214)		₩ (11,416)
Investment differential		0		0
Intercompany transaction		0		0
Others		12,214		11,416
Book value		0	[9]	0	[10]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (76,755)		₩ (71,735)
Effective percentage of ownership		14.63%		14.63%
Share in net assets		₩ (11,229)		₩ (10,495)
Investment differential		0		0
Intercompany transaction		0		0
Others		11,229		10,495
Book value		0	[9]	0	[10]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Net assets		₩ 82,051		₩ 76,255
Effective percentage of ownership		46.00%		46.00%
Share in net assets		₩ 37,743		₩ 35,077
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		37,743		35,077		27,865
PT. Bayan Resources TBK
Disclosure of associates [line items]
Net assets		₩ 2,476,409		₩ 2,141,022
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 495,282		₩ 428,204
Investment differential		265,817		309,464
Intercompany transaction		0		0
Others		(76,380)		(76,379)
Book value		684,719		661,289		425,234
S-Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 290,656		₩ 253,444
Effective percentage of ownership		49.00%		49.00%
Share in net assets		₩ 142,421		₩ 124,188
Investment differential		0		0
Intercompany transaction		(1,293)		(1,402)
Others		0		0
Book value		141,128		122,786		110,292
Pioneer Gas Power Limited
Disclosure of associates [line items]
Net assets		₩ (205,787)		₩ (155,789)
Effective percentage of ownership		38.50%		38.50%
Share in net assets		₩ (79,223)		₩ (59,975)
Investment differential		22,278		22,278
Intercompany transaction		0		0
Others		56,945		37,697
Book value		0		0		0
Eurasia Energy Holdings
Disclosure of associates [line items]
Net assets		₩ (508)		₩ (476)
Effective percentage of ownership		40.00%		40.00%
Share in net assets		₩ (203)		₩ (190)
Investment differential		0		0
Intercompany transaction		0		0
Others		203		190
Book value		0		0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 466,385		₩ 373,976
Effective percentage of ownership		25.00%		25.00%
Share in net assets		₩ 116,596		₩ 93,494
Investment differential		305		305
Intercompany transaction		(1,028)		(1,069)
Others		(289)		(289)
Book value		115,584		92,441		64,570
PT. Mutiara Jawa
Disclosure of associates [line items]
Net assets		₩ 12,402		₩ 8,857
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 3,597		₩ 2,569
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,597		2,569		1,780
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 23,343		₩ 24,691
Effective percentage of ownership		25.54%		25.54%
Share in net assets		₩ 5,962		₩ 6,306
Investment differential		0		0
Intercompany transaction		0		0
Others		(5,962)		(6,306)
Book value		0	[11]	0	[11]	0
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (18,861)		₩ 13,132
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ (5,470)		₩ 3,808
Investment differential		0		0
Intercompany transaction		0		0
Others		5,470		0
Book value		0		3,808		4,197
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,001,651		₩ 902,746
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 290,479		₩ 261,796
Investment differential		0		0
Intercompany transaction		(1,586)		(938)
Others		0		0
Book value		288,893		260,858		2,186
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 7,464		₩ 150,144
Effective percentage of ownership		1.61%		1.61%
Share in net assets		₩ 120		₩ 2,419
Investment differential		0		0
Intercompany transaction		(134)		(131)
Others		14		0
Book value		0	[3]	2,288	[4]	2,368
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 363,838		₩ 263,477
Effective percentage of ownership		40.00%		40.00%
Share in net assets		₩ 145,535		₩ 105,391
Investment differential		3,559		3,559
Intercompany transaction		(15,271)		(15,876)
Others		0		0
Book value		133,823		93,074		69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 986		₩ 790
Effective percentage of ownership		28.00%		28.00%
Share in net assets		₩ 276		₩ 221
Investment differential		0		0
Intercompany transaction		0		0
Others		2		2
Book value		278		223		210
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 302,071		₩ 258,723
Effective percentage of ownership		34.01%		34.01%
Share in net assets		₩ 102,734		₩ 87,992
Investment differential		1,757		1,757
Intercompany transaction		(2,609)		(2,969)
Others		(12,582)		(12,582)
Book value		89,300	[12]	74,198	[12]	80,637
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Net assets		₩ 47,988		₩ 49,931
Effective percentage of ownership		5.16%		5.16%
Share in net assets		₩ 2,496		₩ 2,576
Investment differential		0		0
Intercompany transaction		0		0
Others		(2,496)		(2,576)
Book value		0	[3]	0	[4]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,337		₩ 3,657
Effective percentage of ownership		46.59%		46.59%
Share in net assets		₩ 1,555		₩ 1,704
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,555		1,704		2,165
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 765,131		₩ 716,977
Effective percentage of ownership		34.00%		34.00%
Share in net assets		₩ 260,145		₩ 243,772
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		260,145		243,772		244,426
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 9,823		₩ 8,076
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 2,849		₩ 2,342
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,849		2,342		2,066
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 15,156		₩ 17,352
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 4,395		₩ 5,032
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		4,395		5,032		8,778
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (21,127)		₩ (20,478)
Effective percentage of ownership		18.87%		18.87%
Share in net assets		₩ (3,986)		₩ (3,864)
Investment differential		0		0
Intercompany transaction		0		0
Others		3,986		3,864
Book value		0	[3]	0	[4]	0
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,519		₩ 1,309
Effective percentage of ownership		28.98%		28.98%
Share in net assets		₩ 440		₩ 379
Investment differential		0		0
Intercompany transaction		0		0
Others		(160)		(160)
Book value		280		219		200
Korea Electric Vehicle Charging Service
Disclosure of associates [line items]
Net assets				₩ 7,144
Effective percentage of ownership				17.50%
Share in net assets				₩ 1,250
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		1,250	[4]	576
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Net assets		₩ 29,400		₩ 48,913
Effective percentage of ownership		98.09%		98.09%
Share in net assets		₩ 28,838		₩ 47,979
Investment differential		0		0
Intercompany transaction		0		0
Others		4		4
Book value		28,842	[13]	47,983	[14]	41,926
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,956		₩ 10,770
Effective percentage of ownership		9.90%		9.90%
Share in net assets		₩ 1,184		₩ 1,066
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,184	[3]	1,066	[4]	938
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 44		₩ 44
Effective percentage of ownership		28.00%		28.00%
Share in net assets		₩ 12		₩ 12
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		12		12		12
YaksuESS Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,670		₩ 2,464
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 484		₩ 715
Investment differential		2		1
Intercompany transaction		0		0
Others		0		0
Book value		486		716
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Net assets		₩ 99,862		₩ 94,639
Effective percentage of ownership		69.06%		69.06%
Share in net assets		₩ 68,968		₩ 65,361
Investment differential		972		972
Intercompany transaction		0		0
Others		0		0
Book value		69,940		66,333
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 125,130		₩ 127,239
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 25,026		₩ 25,448
Investment differential		18		18
Intercompany transaction		0		0
Others		0		0
Book value		25,044		25,466		926
PND Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 4,306		₩ 3,708
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 1,249		₩ 1,075
Investment differential		154		154
Intercompany transaction		0		0
Others		0		0
Book value		1,403		1,229		1,149
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 39,033		₩ 28,198
Effective percentage of ownership		19.00%		19.00%
Share in net assets		₩ 7,416		₩ 5,358
Investment differential		215		214
Intercompany transaction		0		0
Others		0		0
Book value		7,631	[3]	5,572	[4]	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 788		₩ (692)
Effective percentage of ownership		9.63%		9.63%
Share in net assets		₩ 76		₩ (67)
Investment differential		300		300
Intercompany transaction		0		0
Others		(220)		0
Book value		156	[3]	233	[4]	312
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,733		₩ 3,222
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 793		₩ 934
Investment differential		778		779
Intercompany transaction		0		0
Others		0		0
Book value		1,571		1,713		25
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 466		₩ 614
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 93		₩ 123
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		93		123		197
ITR Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (26)		₩ 157
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ (5)		₩ 31
Investment differential		1		1
Intercompany transaction		0		0
Others		4		0
Book value		0		32		40
Structure Test Network Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,565		₩ 1,265
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 313		₩ 253
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		366		306		27
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,355		₩ 2,272
Effective percentage of ownership		15.00%		15.00%
Share in net assets		₩ 353		₩ 341
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		373	[15]	361	[16]	103
Indeck Niles Development, LLC
Disclosure of associates [line items]
Net assets		₩ 416,164		₩ 322,479
Effective percentage of ownership		50.00%		56.25%
Share in net assets		₩ 208,082		₩ 181,395
Investment differential		93,956		64,878
Intercompany transaction		0		0
Others		0		0
Book value		302,038		246,273	[17]	20,627
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Net assets		₩ 283		₩ 334
Effective percentage of ownership		33.33%		33.33%
Share in net assets		₩ 94		₩ 111
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		94		111		101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Net assets		₩ 14,146		₩ 14,567
Effective percentage of ownership		49.00%		49.00%
Share in net assets		₩ 6,932		₩ 7,138
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,932		7,138		7,326
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,978		₩ 1,967
Effective percentage of ownership		33.05%		39.90%
Share in net assets		₩ 654		₩ 785
Investment differential		0		0
Intercompany transaction		265		250
Others		0		0
Book value		919		1,035		1,054
KPGE Inc.
Disclosure of associates [line items]
Net assets				₩ 1,066
Effective percentage of ownership				29.00%
Share in net assets				₩ 309
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		309		287
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,949		₩ 10,205
Effective percentage of ownership		44.00%		44.00%
Share in net assets		₩ 4,818		₩ 4,490
Investment differential		315		316
Intercompany transaction		0		0
Others		0		0
Book value		5,133		4,806		4,682
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Net assets		₩ 11,049		₩ 10,755
Effective percentage of ownership		40.00%		40.00%
Share in net assets		₩ 4,420		₩ 4,302
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		4,420		4,302		960
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 739		₩ 533
Effective percentage of ownership		23.95%		23.95%
Share in net assets		₩ 177		₩ 128
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		177		128		85
SEP Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (65)		₩ 32
Effective percentage of ownership		21.26%		21.26%
Share in net assets		₩ (14)		₩ 7
Investment differential		0		0
Intercompany transaction		0		0
Others		14		0
Book value		0		7		14
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,337		₩ 636
Effective percentage of ownership		16.49%		25.25%
Share in net assets		₩ 220		₩ 161
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		220	[18]	161		139
Tronix Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 526		₩ 547
Effective percentage of ownership		12.50%		20.00%
Share in net assets		₩ 66		₩ 109
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		66	[18]	109		119
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 181		₩ 177
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 36		₩ 35
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		36		35		22
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,338		₩ 3,871
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 2,068		₩ 774
Investment differential		494		494
Intercompany transaction		0		0
Others		0		0
Book value		2,562		1,268		1,096
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (1,539)		₩ (999)
Effective percentage of ownership		29.90%		29.90%
Share in net assets		₩ (460)		₩ (299)
Investment differential		24		24
Intercompany transaction		0		0
Others		436		275
Book value		0		0		0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,936		₩ 6,644
Effective percentage of ownership		29.00%		29.00%
Share in net assets		₩ 2,591		₩ 1,927
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,591		1,927		1,684
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 35,060		₩ 27,140
Effective percentage of ownership		35.00%		35.00%
Share in net assets		₩ 12,271		₩ 9,499
Investment differential		739		739
Intercompany transaction		0		0
Others		0		0
Book value		13,010		10,238		11,022
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 18,249		₩ 15,021
Effective percentage of ownership		49.05%		29.00%
Share in net assets		₩ 8,951		₩ 4,356
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		8,951		4,356		29
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,907		₩ 3,038
Effective percentage of ownership		30.00%		30.00%
Share in net assets		₩ 872		₩ 911
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		872		911		1,578
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,970		₩ 1,647
Effective percentage of ownership		42.58%		42.58%
Share in net assets		₩ 839		₩ 701
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		859		721		230
Muan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 37,565		₩ 28,788
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 7,513		₩ 5,758
Investment differential		325		325
Intercompany transaction		0		0
Others		0		0
Book value		7,838		6,083		4,180
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,929		₩ 2,826
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 586		₩ 565
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		586		565		360
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 39,225		₩ 29,838
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 7,845		₩ 5,968
Investment differential		817		816
Intercompany transaction		0		0
Others		0		0
Book value		8,662		6,784		5,510
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 17,514		₩ 15,118
Effective percentage of ownership		25.36%		25.36%
Share in net assets		₩ 4,441		₩ 3,833
Investment differential		44		44
Intercompany transaction		0		0
Others		0		0
Book value		4,485		3,877		3,910
G.GURU Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,216		₩ 1,636
Effective percentage of ownership		24.65%		24.65%
Share in net assets		₩ 300		₩ 403
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		300		403		0
UD4M Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,125		₩ 1,154
Effective percentage of ownership		14.29%		12.50%
Share in net assets		₩ 161		₩ 144
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		161		144		0
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,509		₩ 1,073
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 302		₩ 215
Investment differential		50		50
Intercompany transaction		0		0
Others		0		0
Book value		352		265
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,581		₩ 1,444
Effective percentage of ownership		20.00%		20.00%
Share in net assets		₩ 316		₩ 289
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		316		289
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 211		₩ 211
Effective percentage of ownership		29.37%		29.37%
Share in net assets		₩ 62		₩ 62
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		62		62		0
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,218		₩ 2,755
Effective percentage of ownership		41.00%		65.00%
Share in net assets		₩ 4,189		₩ 1,791
Investment differential		88		87
Intercompany transaction		0		0
Others		0		0
Book value		4,277		1,878		0
Kosture Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 156		₩ 124
Effective percentage of ownership		0.82%		0.26%
Share in net assets		₩ 1		₩ 0
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1		0		0
Digital Innovation Growth Fund
Disclosure of associates [line items]
Net assets				₩ 12,857
Effective percentage of ownership				76.92%
Share in net assets				₩ 9,890
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		9,890	[14]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 58,940		₩ 41,602
Effective percentage of ownership		34.00%		39.65%
Share in net assets		₩ 20,040		₩ 16,495
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		20,040		16,495	[19]	0
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 20,226		₩ 4,881
Effective percentage of ownership		45.00%		68.00%
Share in net assets		₩ 9,102		₩ 3,319
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		9,155		3,372	[14]	0
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,540		₩ 4
Effective percentage of ownership		3.81%		48.72%
Share in net assets		₩ 59		₩ 2
Investment differential		3		93
Intercompany transaction		0		0
Others		0		0
Book value		62	[20]	95		0
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Net assets		₩ 17,837		₩ 19,516
Effective percentage of ownership		30.00%		30.00%
Share in net assets		₩ 5,351		₩ 5,855
Investment differential		2,110		2,110
Intercompany transaction		0		0
Others		0		0
Book value		7,461		7,965		0
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,673		₩ 8,885
Effective percentage of ownership		25.00%		25.00%
Share in net assets		₩ 2,168		₩ 2,221
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		2,188		2,241		0
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 36,439		₩ 8,296
Effective percentage of ownership		63.09%		69.55%
Share in net assets		₩ 22,990		₩ 5,770
Investment differential		209		230
Intercompany transaction		0		0
Others		0		0
Book value		23,199	[21]	6,000	[14]	₩ 0
Boulder Solar III, LLC
Disclosure of associates [line items]
Net assets		₩ 1,896
Effective percentage of ownership		30.00%
Share in net assets		₩ 569
Investment differential		175
Intercompany transaction		0
Others		0
Book value		744
PlatformN. Co., Ltd [Member]
Disclosure of associates [line items]
Net assets		₩ 285
Effective percentage of ownership		29.58%
Share in net assets		₩ 84
Investment differential		0
Intercompany transaction		0
Others		0
Book value		84		0
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Net assets		₩ 690,347
Effective percentage of ownership		10.00%
Share in net assets		₩ 69,035
Investment differential		0
Intercompany transaction		0
Others		0
Book value		69,035	[15]	0
Green Radiation Co., Ltd
Disclosure of associates [line items]
Net assets		₩ 77
Effective percentage of ownership		10.00%
Share in net assets		₩ 8
Investment differential		3
Intercompany transaction		0
Others		0
Book value	[18]	11
Future Convergence Technology Laboratory. Co., Ltd
Disclosure of associates [line items]
Net assets		₩ 249
Effective percentage of ownership		20.12%
Share in net assets		₩ 50
Investment differential		0
Intercompany transaction		0
Others		0
Book value		50
SC E&G. Co,. Ltd
Disclosure of associates [line items]
Net assets		₩ 1,068
Effective percentage of ownership		20.00%
Share in net assets		₩ 214
Investment differential		0
Intercompany transaction		0
Others		0
Book value		214		0
Wang San Engineering. Co,. Ltd
Disclosure of associates [line items]
Net assets		₩ 828
Effective percentage of ownership		20.00%
Share in net assets		₩ 166
Investment differential		0
Intercompany transaction		0
Others		0
Book value		166		0
ACE
Disclosure of associates [line items]
Net assets		₩ 100
Effective percentage of ownership		20.00%
Share in net assets		₩ 20
Investment differential		0
Intercompany transaction		0
Others		0
Book value		20		0
Environment and Energy Co., Ltd
Disclosure of associates [line items]
Net assets		₩ 93
Effective percentage of ownership		10.54%
Share in net assets		₩ 10
Investment differential		0
Intercompany transaction		0
Others		0
Book value		10	[18]	0
Santiago Solar Power SpA
Disclosure of associates [line items]
Net assets		₩ 26,748
Effective percentage of ownership		50.00%
Share in net assets		₩ 13,373
Investment differential		0
Intercompany transaction		0
Others		0
Book value		13,373		₩ 0
Yanggu Floating Photovoltaic Power Plant Inc
Disclosure of associates [line items]
Net assets		₩ 3,115
Effective percentage of ownership		29.00%
Share in net assets		₩ 903
Investment differential		0
Intercompany transaction		0
Others		0
Book value		₩ 903

[1]	Due to changes in equity, the nominal and effective percentage of ownership are 20.47%.
[2]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2022.
[3]	The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Group’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[5]	The effective percentage of ownership is 100%. However, the Government regulates the Group’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Group’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Group can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[6]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[7]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Group does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.
[9]	The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Group has significant financial transactions, which can affect its significant influence on the entity.
[10]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[11]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.
[12]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[13]	The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[14]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[15]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the decisions related to finance and operation.
[16]	The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.
[17]	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.
[18]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the entity.
[19]	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from a joint venture to an associate, due to the changes in voting rights.
[20]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Group excercises significant influence over all decisions related to finance and operation.
[21]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.